COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Year Ended December 31,2013	$ 130,000
2014	24,334
2015	24,333
2016	24,333
2017	0
Over five years	0
Operating Leases, Future Minimum Payments Receivable	$ 203,000